Other Current Assets	9 Months Ended
Sep. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets	OTHER CURRENT ASSETS

(in thousands of $)	September 30, 2021	December 31, 2020
Investment in listed equity securities (1)	501,233	—
Other receivables	4,570	6,291
Prepaid expenses	4,424	2,391
	510,227	8,682

(1) “Investment in listed equity securities” relates to our 18.6 million NFE shares (note 9 and 18).